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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

             ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05459
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TEMPLETON GLOBAL INCOME FUND
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(Exact name of registrant as specified in charter)


500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
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(Address of principal executive offices) (Zip code)


CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
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Date of fiscal year end:   8/31
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Date of reporting period: 6/30/06
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ITEM 1. PROXY VOTING RECORD



N/A




                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TEMPLETON GLOBAL INCOME FUND
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By:(Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration


Date  August 28, 2006
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*Print the name and title of each signing officer under his or her signature.